SUPPLEMENT DATED MAY 10, 2005

TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following information supplements certain disclosure in the section of each fund’s Statement of Additional Information entitled “Additional Information”:

Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

As of the date above, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

SB ADJUSTABLE RATE INCOME FUND	September 28, 2004
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2004

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 30, 2005
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 28, 2004
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004
SMITH BARNEY CORE PLUS BOND FUND INC.	March 18, 2005
SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2005

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2005
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2005
U.S. GOVERNMENT SECURITIES FUND	April 29, 2005

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 26, 2004
SB CONVERTIBLE FUND	November 26, 2004
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 26, 2004
SMITH BARNEY HIGH INCOME FUND	November 26, 2004
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 26, 2004
SB CAPITAL AND INCOME FUND	April 29, 2005
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 26, 2004

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.	September 28, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO
MUNICIPAL PORTFOLIO

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2005
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004

SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2005
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2005

SMITH BARNEY INVESTMENT SERIES	February 25, 2005
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY DIVIDEND STRATEGY FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 28, 2005
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 28, 2005
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 28, 2005
SMITH BARNEY MID CAP CORE FUND	March 28, 2005
SMITH BARNEY CLASSIC VALUES FUND	March 28, 2005
SMITH BARNEY S&P 500 INDEX FUND	April 30, 2005
Smith Barney Shares
Citi Shares

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2005

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2005
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004

NATIONAL PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY PRINCIPAL RETURN FUND SECURITY AND GROWTH FUND	March 30, 2005

SMITH BARNEY SECTOR SERIES FUND INC.	February 25, 2005
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2005

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 25, 2005
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2005
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 25, 2005
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 25, 2005

SMITH BARNEY WORLD FUNDS, INC.
SMITH BARNEY INFLATION MANAGEMENT FUND	February 28, 2005
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 28, 2005

FD 03175